Concentrations	6 Months Ended
Jun. 30, 2024
Concentrations [Abstract]
CONCENTRATIONS

18. CONCENTRATIONS

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. For the six months ended June 30, 2024 and 2023, the Company had revenue from one customer that accounted for approximately 43% and 18% of revenue, respectively.